INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease (in vessels) | vessel	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 11,651	$ 22,070
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(690)	(1,983)
Total investment in sales-type lease	21,782	30,908
Current portion	10,803	9,126
Long-term portion	10,979	21,782
Total investment in sales-type lease	21,782	$ 30,908
Future minimum gross revenues [Abstract]
2019	11,493
2020	158
2021	0
2022	0
2023	0
Thereafter	0
Total minimum lease revenues	$ 11,651